NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2024
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

(a) Nature of operations

Austin Gold Corp. (the “Company”) was incorporated on April 21, 2020, in British Columbia (“BC”), Canada. The Company is a reporting issuer in BC and its common shares are traded on the NYSE American stock exchange under the symbol “AUST”. The Company’s principal place of business is the 9th Floor, 1021 West Hastings Street, Vancouver, BC, Canada, V6E 0C3.

The Company is focused on the acquisition, exploration and evaluation of mineral resource properties primarily in the western United States of America (“USA”).

The Company has not yet determined whether its mineral resource properties contain mineral reserves that are economically recoverable. The continued operation of the Company is dependent upon the preservation of its interest in its properties, the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the exploration, evaluation and development of such properties and upon future profitable production or proceeds from the disposition of such properties.

(b) Going concern assumption

These consolidated financial statements are prepared on a going concern basis, which contemplates that the Company will be able to meet its commitments, continue operations and realize its assets and discharge its liabilities in the normal course of business for at least twelve months from December 31, 2024. The Company has incurred ongoing losses and expects to incur further losses in the advancement of its business activities. For the year ended December 31, 2024, the Company incurred a net loss of $3,078,731 (2023 - $4,000,671) and used cash in operating activities of $2,454,547 (2023 - $1,686,043). As at December 31, 2024, the Company had cash and cash equivalents of $381,899 (2023 - $907,551), a working capital (current assets less current liabilities) surplus of $5,184,549 (2023 - $9,039,896) and an accumulated deficit of $10,099,253 (2023 - $7,020,522).

The operations of the Company have primarily been funded by the issuance of common shares. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

Management estimates its current working capital will be sufficient to fund its current level of activities for at least the next twelve months.